BIOLOGICAL ASSETS (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 1,088,528	$ 114,559	$ 162,986
Percentage of biological assets complete as to next expected harvest date	39.00%
Percentage of biological assets average stage of completion		60.00%
Sensitivity analysis, Impact of 5% increase (decrease) in estimated yield of cannabis per plant, Increase (decrease) in fair value of biological assets	$ 52,620	$ 4,472
Sensitivity analysis, Impact of 5% increase (decrease) in average selling price per gram less cost to sell, Increase (decrease) in fair value of biological assets	59,579	10,328
Cannabis seeds
Disclosure of detailed information about biological assets [line items]
Biological assets	28,570	25,113
Cannabis plants
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 1,059,958	$ 89,446